Q3 ALL-WEATHER SECTOR ROTATION FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.4%	Shares	Value
ETFMG Prime Mobile Payments ETF (a)	4,120	$232,327
Fidelity MSCI Consumer Discretionary Index ETF	3,730	241,928
First Trust Dow Jones Internet Index Fund (a)	3,780	749,914
First Trust Health Care AlphaDEX Fund (a)	4,790	453,086
First Trust NYSE Arca Biotechnology Index Fund (a)	2,720	436,723
Invesco Dynamic Pharmaceuticals ETF	6,940	455,403
Technology Select Sector SPDR® Fund (The)	6,141	758,720
VanEck Vectors Gold Miners ETF	16,570	700,414
VanEck Vectors Retail ETF	1,550	235,941
Total Exchange-Traded Funds (Cost $3,801,075)		$4,264,456

MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Government Obligations Fund - Class X, 0.07% (b) (Cost $109,983)	109,983	$109,983

Investments at Value - 100.9% (Cost $3,911,058)		$4,374,439

Liabilities in Excess of Other Assets - (0.9%)		(40,118

Net Assets - 100.0%		$4,334,321

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2020.

See accompanying notes to Schedules of Investments.

Q3 ALL-WEATHER TACTICAL FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.8%	Shares	Value
Invesco QQQ Trust, Series 1 (Cost $50,837,376)	203,000	$59,860,640

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Government Obligations Fund - Class X, 0.07% (a) (Cost $1,129,100)	1,129,100	$1,129,100

Investments at Value - 100.7% (Cost $51,966,476)		$60,989,740

Liabilities in Excess of Other Assets - (0.7%)		(405,575

Net Assets - 100.0%		$60,584,165

(a)	The rate shown is the 7-day effective yield as of August 31, 2020.

See accompanying notes to Schedules of Investments.

Q3 ALL-WEATHER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2020 (Unaudited)

1.	Securities Valuation

Q3 All-Weather Sector Rotation Fund and Q3 All-Weather Tactical Fund (individually, a “Fund” and collectively, the “Funds”) value their portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of other open-end investment companies, except ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, these securities will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value pursuant to procedures established by and under the direction of the Board of Trustees of the Ultimus Managers Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Q3 ALL-WEATHER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of August 31, 2020:

Q3 All-Weather Sector Rotation Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,264,456	$-	$-	$4,264,456
Money Market Funds	109,983	-	-	109,983
Total	$4,374,439	$-	$-	$4,374,439

Q3 All-Weather Tactical Fund	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$59,860,640	$-	$-	$59,860,640
Money Market Funds	1,129,100	-	-	1,129,100
Total	$60,989,740	$-	$-	$60,989,740

Refer to each Fund’s Schedule of Investments for a listing of securities by asset type. The Funds did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended August 31, 2020.

2.	Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2020:

	Q3 All-Weather Sector Rotation Fund	Q3 All-Weather Tactical Fund
Tax cost of portfolio investments	$3,993,914	$52,383,104
Gross unrealized appreciation	$456,853	$8,609,176
Gross unrealized depreciation	(76,328)	(2,540)
Net unrealized appreciation	$380,525	$8,606,636

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Q3 ALL-WEATHER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

4. Investment in Other Investment Companies

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs. The Funds will incur additional indirect expenses due to acquired fund fees and expenses to the extent it invests in shares of other investment companies. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. There are certain risks associated with investments in ETFs. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may temporarily be unavailable, which may further impede the ETF’s ability to track their applicable index or match the index’s performance. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of August 31, 2020, Q3 All-Weather Sector Rotation Fund had 98.4% of the value of its net assets invested in ETFs. As of August 31, 2020, Q3 All-Weather Tactical Fund had 98.8% of the value of its net assets invested in Invesco QQQ Trust, Series 1 (“QQQ”), an ETF that tracks the Nasdaq 100 Index. The financial statements of the ETFs, including QQQ, can be found at www.sec.gov.